Contingent consideration - Milestone Payments (Details) - Joint ventures where entity is venturer $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
2018	$ 100
2020	2,625
2021	5,125
Commitments made by entity, related party transactions	$ 7,850